Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Year-end spot rate [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	¥1=US$0.008208	¥1=US$0.009034	¥1=US$0.009250
Average rate [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	¥1=US$0.008908	¥1=US$0.009434	¥1=US$0.009201